Significant Components of Deferred Income Tax Expense Attributable to Income before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Taxes [Line Items]
Deferred tax expense (benefit) (exclusive of the effects of other components below)	$ 9,342	¥ 766,000	¥ 1,499,000	¥ 1,172,000
Increase (decrease) in beginning-of-the-year balance of the valuation allowance for deferred tax assets	(10,988)	(901,000)	(134,000)	1,020,000
Sub total	$ (1,646)	¥ (135,000)	¥ 1,365,000	¥ 2,192,000